Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Foreign currency translation adjustments	Unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2014	144,557	12,546	(2,603)	(126,214)	28,286
Equity transactions with noncontrolling interests and other	73	—	—	—	73
Other comprehensive income (loss) before reclassifications	(57,592)	1,691	(256)	(6,155)	(62,312)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(182)	3,041	1,352	4,211

Net change during the year	(57,519)	1,509	2,785	(4,803)	(58,028)

Balance at December 31, 2015	87,038	14,055	182	(131,017)	(29,742)

Equity transactions with noncontrolling interests and other	259	—	—	(1)	258
Other comprehensive income (loss) before reclassifications	(101,350)	814	938	(67,511)	(167,109)
Amounts reclassified from accumulated other comprehensive income (loss)	93	382	(3,862)	99	(3,288)

Net change during the year	(100,998)	1,196	(2,924)	(67,413)	(170,139)

Balance at December 31, 2016	(13,960)	15,251	(2,742)	(198,430)	(199,881)

Equity transactions with noncontrolling interests and other	—	—	—	—	—
Other comprehensive income (loss) before reclassifications	44,184	2,813	(1,452)	14,785	60,330
Amounts reclassified from accumulated other comprehensive income (loss)	(16)	(12,580)	4,014	4,905	(3,677)

Net change during the year	44,168	(9,767)	2,562	19,690	56,653

Balance at December 31, 2017	30,208	5,484	(180)	(178,740)	(143,228)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *1
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015	Affected line items in consolidated statements of income
	(Millions of yen)
Foreign currency translation adjustments	(39)	139	—	Other, net
	12	(46)	—	Income taxes

	(27)	93	—	Consolidated net income
	11	—	—	Net income attributable to noncontrolling interests

	(16)	93	—	Net income attributable to Canon Inc.

Unrealized gains and losses on securities	(18,472)	282	(298)	Other, net
	5,727	(94)	104	Income taxes

	(12,745)	188	(194)	Consolidated net income
	165	194	12	Net income attributable to noncontrolling interests

	(12,580)	382	(182)	Net income attributable to Canon Inc.

Gains and losses on derivative instruments	5,772	(5,890)	4,217	Other, net
	(1,732)	2,049	(1,180)	Income taxes

	4,040	(3,841)	3,037	Consolidated net income
	(26)	(21)	4	Net income attributable to noncontrolling interests

	4,014	(3,862)	3,041	Net income attributable to Canon Inc.

Pension liability adjustments	7,005	(16)	1,504	See Note 11
	(1,832)	164	(175)	Income taxes

	5,173	148	1,329	Consolidated net income
	(268)	(49)	23	Net income attributable to noncontrolling interests

	4,905	99	1,352	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	(3,677)	(3,288)	4,211

*1	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2017:
Foreign currency translation adjustments
Amount arising during the year	47,825	(708)	47,117
Reclassification adjustments for gains and losses realized in net income	(39)	12	(27)

Net change during the year	47,786	(696)	47,090
Net unrealized gains and losses on securities:
Amount arising during the year	5,100	(1,717)	3,383
Reclassification adjustments for gains and losses realized in net income	(18,472)	5,727	(12,745)

Net change during the year	(13,372)	4,010	(9,362)
Net gains and losses on derivative instruments:
Amount arising during the year	(2,080)	628	(1,452)
Reclassification adjustments for gains and losses realized in net income	5,772	(1,732)	4,040

Net change during the year	3,692	(1,104)	2,588
Pension liability adjustments:
Amount arising during the year	20,991	(4,957)	16,034
Reclassification adjustments for gains and losses realized in net income	7,005	(1,832)	5,173

Net change during the year	27,996	(6,789)	21,207

Other comprehensive income (loss)	66,102	(4,579)	61,523

2016:
Foreign currency translation adjustments
Amount arising during the year	(108,280)	521	(107,759)
Reclassification adjustments for gains and losses realized in net income	139	(46)	93

Net change during the year	(108,141)	475	(107,666)
Net unrealized gains and losses on securities:
Amount arising during the year	1,184	(375)	809
Reclassification adjustments for gains and losses realized in net income	282	(94)	188

Net change during the year	1,466	(469)	997
Net gains and losses on derivative instruments:
Amount arising during the year	1,619	(726)	893
Reclassification adjustments for gains and losses realized in net income	(5,890)	2,049	(3,841)

Net change during the year	(4,271)	1,323	(2,948)
Pension liability adjustments:
Amount arising during the year	(95,707)	25,204	(70,503)
Reclassification adjustments for gains and losses realized in net income	(16)	164	148

Net change during the year	(95,723)	25,368	(70,355)

Other comprehensive income (loss)	(206,669)	26,697	(179,972)

2015:
Foreign currency translation adjustments	(56,054)	550	(55,504)
Net unrealized gains and losses on securities:
Amount arising during the year	3,249	(1,045)	2,204
Reclassification adjustments for gains and losses realized in net income	(298)	104	(194)

Net change during the year	2,951	(941)	2,010
Net gains and losses on derivative instruments:
Amount arising during the year	52	(304)	(252)
Reclassification adjustments for gains and losses realized in net income	4,217	(1,180)	3,037

Net change during the year	4,269	(1,484)	2,785
Pension liability adjustments:
Amount arising during the year	(13,166)	5,294	(7,872)
Reclassification adjustments for gains and losses realized in net income	1,504	(175)	1,329

Net change during the year	(11,662)	5,119	(6,543)

Other comprehensive income (loss)	(60,496)	3,244	(57,252)